GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Total Revenues And Long-Lived Assets By Geographic Area

The following represents the total revenue for the years ended December 31, 2020, 2019 and 2018 and long-lived assets as of December 31, 2020 and 2019:

	Year ended December 31,
	2020	2019	2018
Revenue from sales to customers:

Europe	$2,000	$-	$17,800

Total revenue	$2,000	$-	$17,800

	December 31,
	2020	2019
Long-lived assets:

Israel	$1,689	$2,312
United States	22	26

Total long-lived assets	$1,711	$2,338

Sales To A Single Customer Exceeding 10%:
	Year ended December 31,
	2020	2019	2018
Sales to a single customer exceeding 10%:

Customer A	-	-	44%
Customer B	100%	-	56%